Non-Controlling Interest in Versus LLC	9 Months Ended
Sep. 30, 2022
Non-Controlling Interest in Versus LLC [Abstract]
NON-CONTROLLING INTEREST IN VERSUS LLC
8.	NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

On May 21, 2019, the Company acquired an additional 25.2% interest in Versus LLC in exchange for 38,268 common shares of the Company and 19,134 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $1,403,675 and $116,595, respectively. As a result, the Company increased its ownership interest to 66.5% and recorded the excess purchase price over net identifiable liabilities of $3,575,884 against reserves. The effect on non-controlling interest was a reduction of $2,053,199.

On June 21, 2019, the Company acquired an additional 0.3% interest in Versus LLC in exchange for 189 common shares of the Company and 95 share purchase warrants. The common shares and the share purchase warrants were determined to have a fair value of $6,906 and $2,527, respectively. As a result, the Company increased its ownership interest to 66.8% and recorded the excess purchase price over net identifiable assets of $26,448 against reserves. The effect on non-controlling interest was a reduction of $19,433.

On March 1, 2022, the Company acquired an additional 15.1% interest in Versus LLC in exchange for 11,441 common shares of the Company. The common shares were determined to have a fair value of $186,294. As a result, the Company increased its ownership interest to 81.9% and recorded the excess purchase price over net identifiable assets of $4,562,631 against reserves. The effect on non-controlling interest was a reduction of $4,376,337.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of September 30, 2022 and September 30, 2021 and the nine month periods then ended:

	2022	2021
Non-controlling interest percentage	18.1%	33.2%
	($)	($)
Assets
Current	863,885	3,891,219
Non-current	3,083,039	2,331,588
	3,946,924	6,222,807

Liabilities
Current	752,003	619,916
Non-current	37,355,830	31,493,748
	38,107,833	32,113,664
Net liabilities	(34,160,909)	(25,890,857)
Non-controlling interest	(5,932,235)	(7,810,928)
Net loss	(7,621,560)	(15,357,602)
Net loss attributed to non-controlling interest	(1,686,991)	(2,639,195)